ACQUISITIONS (Tables) - Undertone [Member]	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Property and equipment, net	$4
Technology	12,483
Customer Relationship	4,243
Deferred Taxes	(2,253)
Goodwill	23,361
Net assets acquired	$37,838

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Property and equipment, net	$15
Other creditors	(25)
Technology	9,618
Customer Relationship	658
Goodwill	3,133
Net assets acquired	$13,399

Schedule of pro forma information

The following table represents the pro-forma condensed unaudited consolidated statements of operations as if the acquisition completed during the years ended December 31, 2019 and 2020, had been included in the condensed consolidated statements of operations of the Company for the years ended December 31, 2019 and 2020:

	Year ending
	December 31,
	2020	2019

Revenues	$329,068	$299,871
Net Income	$8,079	$3,985